Amounts of Acquisitions and Earnings (Detail) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Actual
Business Acquisition [Line Items]
Revenue	$ 5,151,604
Earnings	(1,252,763)
Supplemental Pro Forma
Business Acquisition [Line Items]
Revenue		69,442,123
Earnings		$ (7,388,605)